Dividends (Tables)	12 Months Ended
Mar. 31, 2018
Dividend [Abstract]
Summary of Final and Interim Dividend Per Share and Amount
		2018		2017		2016
Year ended 31 March	pence per share	£m	pence per share	£m	pence per share	£m

Final dividend in respect of the prior year	10.55	1,044	9.60	954	8.50	710
Interim dividend in respect of the current year	4.85	480	4.85	482	4.40	368
	15.40	1,524	14.45	1,436	12.90	1,078